Cover	Jun. 03, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported by CXApp Inc. (“CXAI” or the “Company”) in a Current Report on Form 8-K filed with the Securities and Exchange Commission (the “Commission”) on June 3, 2026 (the “Prior 8-K”), the Company’s wholly owned subsidiary, CXAI Australia Pty Ltd (“CXAI Australia”), entered into a Share Sale Deed, dated as of June 3, 2026, with Virtus Digital Marketing Pty Ltd dba Engine Room Applications (“EngineRoom”), pursuant to which CXAI Australia acquired 100% of the issued and outstanding equity interests of EngineRoom (the “Transaction”). The Transaction closed on June 3, 2026. Following completion of the Company’s acquisition accounting procedures and further review of the Transaction, including updated valuation and financial information, the Company determined that the Transaction does not meet the applicable quantitative significance thresholds requiring the filing of separate historical financial statements of EngineRoom or pro forma financial information relating to the Transaction. EngineRoom’s financial results from the date of acquisition have been included in the Company’s unaudited condensed consolidated financial statements for the quarter ended June 30, 2026, filed with the Company’s Quarterly Report on Form 10-Q. Those consolidated financial statements were subject to the Company’s customary quarterly financial reporting and review procedures. Accordingly, although separate historical financial statements of EngineRoom and separate pro forma financial information are not required to be filed under the applicable SEC rules, EngineRoom’s post-acquisition financial results are reflected in CXAI’s consolidated financial reporting. The determination regarding the applicable SEC significance thresholds relates solely to the separate financial statement and pro forma filing requirements and does not change the terms of the Transaction, CXAI’s ownership of EngineRoom, or the strategic rationale for and ongoing integration of EngineRoom into the Company’s business.
Document Period End Date	Jun. 03, 2026
Entity File Number	001-39642
Entity Registrant Name	CXApp Inc.
Entity Central Index Key	0001820875
Entity Tax Identification Number	85-2104918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Four Palo Alto Square
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	3000 El Camino Real
Entity Address, Address Line Four	Palo Alto
Entity Address, City or Town	California
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	(650)
Local Phone Number	785-7171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CXAI
Security Exchange Name	NASDAQ
Warrants to purchase common stock
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	CXAIW
Security Exchange Name	NASDAQ